2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Cash withdrawn from Trust Account	$ 161,430